Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2017	2018	2019
Numerator (RMB in thousands):
Net income from continuing operations attributable to NetEase, Inc's shareholders	11,542,393	8,291,089	13,274,997
Net (loss)/income from discontinued operations attributable to NetEase, Inc's shareholders	(834,454)	(2,138,682)	7,962,519
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	10,707,939	6,152,407	21,237,516

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,290,312	3,235,324	3,220,473
Dilutive effect of employee stock options and restricted share units	25,166	19,365	29,499
Weighted average number of ordinary shares outstanding, diluted	3,315,478	3,254,689	3,249,972
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, basic (RMB)	3.51	2.56	4.12
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, basic (RMB)	(0.26)	(0.66)	2.47
Net income per share, basic (RMB)	3.25	1.90	6.59
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, diluted (RMB)	3.48	2.55	4.08
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, diluted (RMB)	(0.25)	(0.66)	2.45
Net income per share, diluted (RMB)	3.23	1.89	6.53